As filed with the U.S. Securities and Exchange Commission on July 14, 2021

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 75	☐
Post-Effective Amendment No.	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

John Vogel

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On July 20, 2021, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 62 (the “Amendment”) to its Registration Statement (filed on April 14, 2021) with respect to its series, the Viridi Clean Energy Crypto Mining & Semiconductor ETF (formerly named the Viridi Crypto Mining ETF), until July 20, 2021, the effectiveness of which was previously delayed, first pursuant to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, filed on June 24, 2021, and then pursuant to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, filed on July 9, 2021. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 14th day of July, 2021.

ALPHA ARCHITECT ETF TRUST

By:	/s/ John R. Vogel
John R. Vogel
Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	July 14, 2021
Wesley R. Gray*

/s/ John R. Vogel	Treasurer and Chief Financial Officer	July 14, 2021
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	July 14, 2021
Patrick Cleary

/s/ Daniel Dorn	Trustee	July 14, 2021
Daniel Dorn*

/s/ Michael Pagano	Trustee	July 14, 2021
Michael Pagano*

/s/ Emeka Oguh	Trustee	July 14, 2021
Emeka Oguh*

* By:	/s/ John Vogel
John R. Vogel
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)

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